CAPITAL STOCK	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
CAPITAL STOCK
CAPITAL STOCK
Authorized
The Company is authorized to issue an unlimited number of common shares without par value.
Class “A” preferred shares, issuable in series, rank in priority to the common shares with respect to dividends and return of capital on dissolution. The Board of Directors is authorized to fix, before issuance, the designation, rights, privileges, restrictions and conditions attached to the shares of each series. No Class A preferred shares have been issued.
Common Shares
The Company’s common shares outstanding as of December 31, 2019 and 2018, were 59,009,685 and 58,650,310, respectively.
Dividends
Cash dividends paid are as follows for each of the years in the three-year period ended December 31, 2019:

Declared Date	Paid date	Per common share amount	Shareholder record date	Common shares issued and outstanding	Aggregate payment (1)
March 8, 2017	March 31, 2017	$0.14	March 21, 2017	59,110,335	$8,316
May 8, 2017	June 30, 2017	$0.14	June 15, 2017	59,169,710	$8,365
August 10, 2017	September 29, 2017	$0.14	September 15, 2017	59,036,310	$8,150
November 10, 2017	December 29, 2017	$0.14	December 15, 2017	58,799,910	$8,368
March 7, 2018	March 30, 2018	$0.14	March 20, 2018	58,807,410	$8,333
May 9, 2018	June 29, 2018	$0.14	June 15, 2018	58,817,410	$8,140
August 10, 2018	September 28, 2018	$0.14	September 14, 2018	58,817,410	$8,214
November 7, 2018	December 28, 2018	$0.14	December 14, 2018	58,867,410	$8,089
March 12, 2019	March 29, 2019	$0.14	March 22, 2019	58,665,310	$8,189
May 8, 2019	June 28, 2019	$0.14	June 14, 2019	58,877,185	$8,352
August 7, 2019	September 30, 2019	$0.1475	September 16, 2019	58,877,185	$8,709
November 8, 2019	December 30, 2019	$0.1475	December 16, 2019	58,939,685	$8,742

(1)	Aggregate dividend payment amounts presented in the table above are adjusted for the impact of foreign exchange rates on cash payments to shareholders.
Share Repurchases
On July 23, 2019, the Company renewed its NCIB, under which it is permitted to repurchase for cancellation up to 4,000,000 common shares of the Company at prevailing market prices during the twelve-month period ending July 22, 2020. As of December 31, 2019, and March 12, 2020, 4,000,000 shares remained available for repurchase under the NCIB. The Company's two previous NCIBs, which each allowed repurchases for cancellation up to 4,000,000 common shares, expired on July 22, 2019 and July 16, 2018, respectively. There were no share repurchases during the year ended December 31, 2019.
Information regarding share repurchases during the year ended December 31, 2018 is presented in the table below as of:

December 31, 2018
Common shares repurchased	217,100
Average price per common share including commissions	CDN$ 16.02
Carrying value of the common shares repurchased	$1,296
Share repurchase premium (1)	$1,263
Total purchase price including commissions	$2,559

(1)
The excess of the purchase price paid over the carrying value of the common shares repurchased is recorded in deficit in the consolidated balance sheet and in the statement of consolidated changes in equity.

Stock options
The Company's prior Executive Stock Option Plan (" ESOP"), which was adopted in 1992 and last ratified on June 4, 2015, elapsed on June 4, 2018. In accordance with the TSX rules, no further grants of stock options have been made under the prior ESOP since June 4, 2018. On March 12, 2019, the Board of Directors adopted a new Executive Stock Option Plan ("2019 ESOP") and on June 6, 2019, shareholders approved the 2019 ESOP at the Company's Annual Meeting of Shareholders.
2019 ESOP (approved on June 6, 2019)
Stock options outstanding under the 2019 ESOP are equity-settled and expire no later than ten years after the date of the grant and can be used only to purchase stock and may not be redeemed for cash. Stock options may be granted only to employees and consultants of the Company and its subsidiaries and will vest based on the vesting schedule determined at the discretion of the Board of Directors. All stock options that have been granted under the 2019 ESOP vest one-third on each of the first three anniversaries of the date of grant.
Prior ESOP (elapsed on June 4, 2018)
Stock options outstanding under the prior ESOP are equity-settled and expire no later than ten years after the date of the grant and can be used only to purchase stock and may not be redeemed for cash. Stock options granted to key employees and executives vest and may be exercisable as to one-third on each of the first, second and third anniversaries of the date of grant. Stock options granted to directors who are not officers of the Company vest and may be exercisable 25% on the grant date, with another 25% vesting and exercisable on each of the first three anniversaries of the date of grant.
All stock options granted, under both plans described above, were granted at a price determined and approved by the Board of Directors, which cannot be less than the closing price of the Company's common shares on the TSX for the day immediately preceding the effective date of the grant.
The changes in number of stock options outstanding were as follows for each of the years in the three-year period ended December 31, 2019:

	2019		2018		2017
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	CDN$		CDN$		CDN$
Balance, beginning of year	14.59	1,009,793	12.29	834,375	11.38	1,061,250
Granted	17.54	392,986	21.76	242,918	—	—
Exercised	12.34	(359,375)	12.04	(67,500)	8.00	(226,875)
Forfeited	15.85	(32,503)	—	—	—	—
Balance, end of year	16.49	1,010,901	14.59	1,009,793	12.29	834,375

Shares issued upon exercise of stock options during 2019, 2018 and 2017 had a weighted average fair value per share at exercise of $13.06, $14.19 and $17.94, respectively.
The following table summarizes information about stock options outstanding and exercisable for each of the years in the three-year period ended December 31, 2019:

	Options outstanding			Options exercisable
Range of exercise prices (CDN$)	Number	Weighted average contractual life (years)	Weighted average exercise price	Number	Weighted average exercise price
			CDN$		CDN$
December 31, 2019
$12.04 to $12.55	397,500	3.13	12.30	397,500	12.30
$17.54	370,483	6.62	17.54	—	—
$21.76	242,918	5.61	21.76	80,973	21.76
	1,010,901	5.01	16.49	478,473	13.90

	Options outstanding			Options exercisable
Range of exercise prices (CDN$)	Number	Weighted average contractual life (years)	Weighted average exercise price	Number	Weighted average exercise price
December 31, 2018
$12.04 to $12.14	386,250	2.18	12.05	386,250	12.05
$12.55 to $14.34	380,625	2.88	12.59	380,625	12.59
$21.76	242,918	6.61	21.76	—	—
	1,009,793	3.51	14.59	766,875	12.32
December 31, 2017
$12.04 to $12.14	453,750	2.92	12.05	443,125	12.05
$12.55 to $14.34	380,625	3.88	12.58	278,125	12.60
	834,375	3.36	12.29	721,250	12.26

The weighted average fair value of stock options granted during 2019 and 2018 was $2.21 and $3.65, respectively, and was estimated using the Black-Scholes option pricing model, taking into account the following weighted average assumptions:

	December 31, 2019	December 31, 2018
Expected life	4.9 years	4.8 years
Expected volatility(1)	29.79%	32.09%
Risk-free interest rate	1.44%	2.05%
Expected dividends	4.27%	3.30%
Stock price at grant date	CDN$ 17.54	CDN$ 21.76
Exercise price of awards	CDN$ 17.54	CDN$ 21.76
Foreign exchange rate USD to CDN	1.3380	1.2809

(1)	Expected volatility was calculated by applying a weighted average of the daily closing price on the TSX for a term commensurate with the expected life of the grant.
Restricted Share Units
On March 7, 2018, the Board of Directors approved the addition of RSUs as an available cash-settled award type. A RSU is a right to receive a cash payment equal to the five trading days VWAP of the Company’s common shares on the TSX upon completion of time-based vesting conditions. The purpose of a RSU is to tie a portion of the value of the compensation of participants to the future value of the Company's common shares. Grants of RSUs to employees of the Company are on a discretionary basis and subject to the Board of Directors’ approval. RSUs accrue dividend equivalents which are paid in cash at the end of the vesting period. A dividend equivalent is calculated as the number of settled RSUs multiplied by the amount of cash dividends per share declared by the Company between the date of grant and the settlement date.
The following table summarizes information about RSUs for the two-year period ended December 31, 2019:

	2019	2018
RSUs granted	120,197	113,047
Weighted average fair value per RSU granted	$13.74	$16.29
RSUs forfeited	(7,412)	(1,228)
The following table summarizes information about RSUs outstanding as of:

	December 31, 2019	December 31, 2018
RSUs outstanding	224,604	111,819
Weighted average fair value per RSU outstanding	$12.67	$12.18

Performance Share Units

A PSU is a right that has a value equal to the five trading days VWAP of the Company's common shares on the TSX immediately preceding a date specified in the grant terms. The purpose of a PSU is to tie a portion of the value of the compensation of participants to the future value of the Company's common shares. Grants of PSUs to employees of the Company are on a discretionary basis and subject to the Board of Directors’ approval. PSUs accrue dividend equivalents which are paid in cash at the end of the vesting period. A dividend equivalent is calculated as the number of settled PSUs multiplied by the amount of cash dividends per share declared by the Company between the date of grant and the settlement date.

Grant details for PSUs granted prior to December 31, 2017:

The number of PSUs granted prior to December 31, 2017 which will be eligible to vest can range from 0% to 150% of the Target Shares ("Target Shares" reflects 100% of the PSUs granted) based on the Company's total shareholder return ("TSR") ranking relative to a specified peer group of companies ("Peer Group") over the measurement period as outlined in the table below:

TSR Ranking Relative to the Peer Group	Percent of Target Shares Vested
76th percentile or higher	150%
51st-75th percentile	100%
25th-50th percentile	50%
Less than the 25th percentile	0%

The performance and vesting period is the period from the date of grant through the third anniversary of the date of grant. The PSUs are expensed over the vesting period.

On August 7, 2019, the Board of Directors amended the terms of the PSU awards granted in 2017 only to modify the performance adjustment factor specific to the TSR ranking relative to the Peer Group over the performance measurement period. The amendment was intended to align the performance adjustment factors with the market practice of interpolating as well as the recent practice of the Company. As amended, the TSR performance adjustment factor is determined as follows (interpolated on a straight-line basis):

TSR Ranking Relative to the Peer Group	Percent of Target Shares Vested
Less than the 25th percentile	0%
25th percentile	50%
50th percentile	100%
75th percentile or above	150%

Grant details for PSUs granted subsequent to December 31, 2017:
The number of PSUs granted subsequent to December 31, 2017 which will be eligible to vest can range from 0% to 175% of the Target Shares as determined by multiplying the number of PSUs awarded by the adjustment factors as follows:

•	50% based on the Company's TSR ranking relative to the Peer Group over the measurement period as set out in the table below; and

•	50% based on the Company's average return on invested capital over the measurement period as compared to internally developed thresholds (the “ROIC Performance”) as set out in the table below.
The relative TSR performance adjustment factor is determined as follows:

TSR Ranking Relative to the Peer Group	Percent of Target Shares Vested
90th percentile or higher	200%
75th percentile	150%
50th percentile	100%
25th percentile	50%
Less than the 25th percentile	0%
The ROIC Performance adjustment factor is determined as follows:

ROIC Performance	Percent of Target Shares Vested
1st Tier	0%
2nd Tier	50%
3rd Tier	100%
4th Tier	150%

The TSR performance and ROIC Performance adjustment factors between the numbers set out in the two tables above are interpolated on a straight-line basis.
The performance period is the period from January 1st in the year of grant through December 31st of the third calendar year following the date of grant. The PSUs are expensed over the vesting period beginning from the date of grant through February 15th of the fourth calendar year following the date of grant.
The following table summarizes information about PSUs for each of the years in the three-year period ended December 31, 2019:

	2019	2018	2017
PSUs granted	291,905	284,571	358,386
Weighted average fair value per PSU granted	$14.28	$17.84	$16.15
PSUs forfeited/cancelled	(23,739)	(16,053)	(7,952)
PSUs added/(cancelled) by performance factor (1)	(401,319)	(2,125)	69,600
PSUs settled	—	(335,465)	(208,800)
Weighted average fair value per PSU settled	$—	$15.87	$18.49
Cash payment on settlement	$—	$5,863	$4,174

(1)	The table below provides further information regarding the PSUs settled included in the table above. The number of PSUs settled reflects the performance adjustments to the Target Shares:

Grant Date	Date Settled	Target Shares	Performance	PSUs settled
June 11, 2014	June 22, 2017	139,200	150%	208,800
March 14, 2015	March 21, 2018	217,860	100%	217,860
May 14, 2015	May 22, 2018	115,480	100%	115,480
May 20, 2015	May 28, 2018	4,250	50%	2,125
March 21, 2016	March 21, 2019	371,158	—%	—
December 20, 2016	December 20, 2019	30,161	—%	—

The weighted average fair value of PSUs granted subsequent to December 31, 2017 was based 50% on the VWAP of the Company's common shares on the TSX for the five trading days preceding the grant date which were CDN$18.31 and CDN$21.22 at December 31, 2019 and 2018, respectively, and 50% based on a Monte Carlo simulation model implemented in a risk-neutral framework considering the following assumptions:

	2019	2018
Expected life	3 years	3 years
Expected volatility (1)	25%	30%
US risk-free interest rate	2.36%	2.43%
Canadian risk-free rate	1.60%	1.96%
Expected dividends (2)	CDN$ 0.00	CDN$ 0.00
Performance period starting price (3)	CDN$ 16.36	CDN$ 21.13
Stock price as of estimation date	CDN$ 18.06	CDN$ 20.59
The weighted average fair value of PSUs granted prior to December 31, 2017 was estimated based on a Monte Carlo simulation model implemented in a risk-neutral framework, taking into account the following weighted average assumptions for each of the year ended December 31, 2017:

2017
Expected life	3 years
Expected volatility (1)	34%
US risk-free interest rate	1.57%
Expected dividends (2)	CDN$ 0.00
Performance period starting price (3)	CDN$ 22.26
Stock price as of estimation date	CDN$ 21.94

(1)	Expected volatility was calculated based on the daily dividend adjusted closing price change on the TSX for a term commensurate with the expected life of the grant.

(2)
A participant will receive a cash payment from the Company upon PSU settlement that is equivalent to the number of settled PSUs multiplied by the amount of cash dividends per share declared by the Company between the date of grant and the settlement date. As such, there is no impact from expected future dividends in the Monte Carlo simulation model.

(3)	The performance period starting price is measured as the VWAP for the common shares of the Company on the TSX on the grant dates.
The following table summarizes information about PSUs outstanding as of:

	December 31, 2019	December 31, 2018
PSUs outstanding	901,086	1,034,239
Weighted average fair value per PSU outstanding	$8.09	$9.49

Based on the Company’s performance adjustment factors as of December 31, 2019, the number of PSUs earned if all of the outstanding awards were to be settled at December 31, 2019, would be as follows:

Grant Date	Performance
March 20, 2017	—%
March 21, 2018	107.2%
March 21, 2019	63.5%

Deferred Share Unit Plan
DSUs are granted to non-executive directors as a result of a grant, in lieu of dividends and/or in lieu of cash for semi-annual directors’ fees and must be retained until the director leaves the Company’s Board of Directors. The purpose of a DSU is to tie a portion of the value of the compensation of non-executive directors to the future value of the Company's common shares. A DSU is a right that has a value equal to the five trading days VWAP of the Company's common shares on the TSX immediately preceding a date specified in the grant terms.
The following table summarizes information about DSUs for the three-year period ended December 31, 2019:

	2019	2018	2017
DSUs granted	72,434	69,234	48,179
Weighted average fair value per DSU granted	$13.83	$14.75	$17.79
DSUs settled	—	37,668	—
Weighted average fair value per DSU settled	$—	$14.50	$—
Cash payments on DSUs settled	$—	$546	$—
The following table summarizes information about DSUs outstanding as of:

	December 31, 2019	December 31, 2018
DSUs outstanding	271,427	198,993
Weighted average fair value per DSU outstanding	$12.67	$12.18
Stock Appreciation Rights
SAR awards are for directors, executives and other designated employees of the Company. A SAR is a right to receive a cash payment equal to the difference between the base price of the SAR and the market value of a common share of the Company on the TSX on the date of exercise. SARs are settled only in cash and expire no later than ten years after the date of the grant. All SARs are granted at a price determined and approved by the Board of Directors, which is the closing price of the common shares of the Company on the TSX on the trading day immediately preceding the day on which a SAR is granted. The base price for all SARs outstanding for all periods presented is CDN$7.56. SARs granted to employees and executives will vest and may be exercisable 25% per year over four years. SARs granted to directors who are not officers of the Company will vest and may be exercisable 25% on the grant date, and a further 25% will vest and may be exercisable per year over three years.
There were no SARs granted during the three-year period ended December 31, 2019 and there were no SARs outstanding as of December 31, 2019 and 2018.
The following table summarizes information regarding SARs activity for the two-year period ended December 31, 2018:

	2018	2017
SARs exercised (1)	147,500	13,250
Cash payments on exercise	$1,481	$155

(1)     Base price of SARs exercised was CDN$7.56.

Summary of Share-based Compensation Expense and Share-based Compensation Liabilities
The following table summarizes share-based compensation expense (benefit) recorded in earnings in SG&A for the three-year period ended December 31, 2019:

	2019	2018	2017
	$	$	$
Stock options	701	467	167
PSUs	(2,057)	866	2,903
DSUs	914	230	512
RSUs	943	448	—
SARs	—	(97)	(291)
	501	1,914	3,291
The following table summarizes share-based liabilities recorded in the consolidated balance sheets for the years ended:

	December 31, 2019	December 31, 2018
Share-based compensation liabilities, current	$	$
PSUs (1)	1,291	2,563
DSUs (2)	3,457	2,417
RSUs	200	86
	4,948	5,066

Share-based compensation liabilities, non-current
PSUs (1)	3,055	3,764
RSUs	1,192	361
	4,247	4,125

(1)     Includes dividend equivalents accrued on awards.
(2)    Includes dividend equivalent grants.

Change in Contributed Surplus
The activity for the three-year period ended December 31, 2019 in the consolidated changes in equity under the caption contributed surplus is detailed as follows:

	2019	2018	2017
	$	$	$
Change in excess tax benefit on exercised share-based awards	(38)	(7)	(597)
Change in excess tax benefit on outstanding share-based awards	21	(737)	(3,135)
Share-based compensation expense credited to capital on options exercised	(976)	(179)	(495)
Share-based compensation expense
Stock options	701	467	167
DSUs	—	—	(1,935)
PSUs	—	—	(6,060)
	701	467	(7,828)
Change in contributed surplus	(292)	(456)	(12,055)